Goodwill, Net (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill, Net [Abstract]
Schedule of Goodwill and Accumulated Impairment Losses	The gross amount of goodwill and accumulated impairment losses by reporting unit as of June 30, 2023 and 2024 are as follows:
	Wealth Management	Insurance Agency	Claims Adjusting	Total
	RMB	RMB	RMB	RMB
Gross as of June 30, 2023	-	-	-	-
Addition for business combination (Note 3(a))	-	542,578	126,941	669,519
Gross as of June 30, 2024	-	542,578	126,941	669,519
Accumulated impairment loss as of June 30, 2023	-	-	-	-
Impairment loss	-	(426,410)	-	(426,410)
Accumulated impairment loss as of June 30, 2024	-	(426,410)	-	(426,410)
Net as of June 30, 2023	-	-	-	-
Net as of June 30, 2024	-	116,168	126,941	243,109